SCHEDULE OF INVENTORY (Details) - USD ($)	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Long-term Purchase Commitment [Line Items]
Finished Goods	$ 8,427,000	$ 5,348,000
Inventory in Transit	1,655,000	250,000
Estimated Amount of Future Returns	1,978,000	528,000
Subtotal	12,060,000	6,126,000
Less: Inventory Reserve	934,000	636,000	$ 400,000
Total Inventories	$ 11,126,000	5,490,000
Inventories [Member]
Long-term Purchase Commitment [Line Items]
Finished Goods		5,400,000	6,600,000
Inventory in Transit		200,000	100,000
Estimated Amount of Future Returns		500,000	1,300,000
Subtotal		6,100,000	8,000,000
Less: Inventory Reserve		600,000	400,000
Total Inventories		$ 5,500,000	$ 7,600,000